UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

110 16th Street, Suite 1400
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: April 30, 2010


Robert Brody
110 16th Street, Suite 1400
Denver, CO 80202
(Name and Address of Agent for Service)

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ITEM 1 - Schedule of Investments

American Growth Fund
April 30, 2010
(unaudited)

                                             			Market
Common Stocks 99.51%				Shares          Value

Computer & Peripherals 41.47%
	Hewlett					87,760 		4,560,887
	Cisco *					68,200 		1,835,944
	EMC corp. *				68,000 		1,292,680
						-------------------------
								7,689,511

Biotechnology 12.69%
	Amgen Inc.*				41,020 		2,352,907
						-------------------------
								2,352,907

Drug 9.30%
	Cephalon Inc.*				26,850 		1,723,770
						-------------------------
								1,723,770

Semiconductor 6.75%
	Intel Corp.				54,800 		1,251,084
						-------------------------
								1,251,084

Phamacy Services 4.79%
	Walgreen Co.				25,250 		  887,537
						-------------------------
								  887,537

Diversified Co. 4.64%
	General Electric Co 			38,600 		  727,996
	Chemed Corp.				 2,400		  132,024
						-------------------------
								  860,020

Wireless Networking Industry 3.61%
	Network Appliance *			19,250 		  667,398
						-------------------------
								  667,398

Insurance Industry 3.27%
	AXA ADS.				31,624 		  605,916
						-------------------------
								  605,916

Beverage 2.76%
	Central European *			14,800 		  512,820
						-------------------------
								  512,820

ENTERTAINMENT 2.24%
	Time Warner, Inc.			12,533 	 	  414,592
						-------------------------
								  414,592

Railroad 2.03%
	Kansas City Southern *			 9,300 		  377,115
						-------------------------
								  377,115

Machinery 1.50%
	Flowserve Corp.				 1,370	 	  156,975
	Middleby Corp *				 2,000 		  122,240
						-------------------------
								  279,215

Semiconductor Cap. Equip. 1.43%
	Teradyne Inc. *				21,700 		  265,391
						-------------------------
								  265,391

Computer Software & Svcs 1.19%
	Fair, Isaac Corp.			10,500 		  221,130
						-------------------------
								  221,130

Cable TV 0.86%
	Time Warner Cable 	 		 2,846 	 	  160,088
						-------------------------
								  160,088

Hotel/Gaming 0.53%
	Scientific Games Corp. *		 6,700 		   98,557
						-------------------------
								   98,557

Air Transport 0.30%
	Jetblue Airway *	 		10,000 	 	   55,900
						-------------------------
								   55,900

Internet Information Prociders 0.15%
	AOL, Inc. *				 1,212	 	   28,312
						-------------------------
								   28,312


Total Value Common Stocks (cost $23,381,176)	99.51%	       18,451,263

Cash and Receivable, Less Liabilities 		 0.49%		   91,314
						-------------------------
Net Assets 					100.00%	       18,542,577
                                                =========================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on Investment securities		4,006,734
Gross Unrealized depreciation on Investment securities	       (8,936,647)
                                                              ------------
Net Unrealized depreciation on Investment securities	       (4,929,913)
Cost of invesment securities for federal income
tax purposes						       23,381,176


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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	May 12, 2010

	By /s/ Timothy E. Taggart
	Treasurer and CCO
	May 12, 2010